Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2024
Hedge Accounting
Schedule of each strategy of nominal value and fair value adjustments of hedge instruments and book value of hedged Item

Strategies	Heading	12/31/2024
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other comprehensive income	Cash flow hedge reserve	Notional Amount	Variation in fair value used to calculate hedge ineffectiveness
		Assets	Liabilities
Interest rate risk
Hedge of deposits and repurchase agreements	Securities sold under agreements to resell	-	110,405	2,672	2,672	107,677	2,728
Hedge of assets transactions	Loans and lease operations and Securities	2,420	-	(155)	(155)	1,966	(155)
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	66,795	-	(3,428)	(3,429)	63,261	(3,428)
Hedge of loan operations	Loans and lease operations	10,955	-	44	59	10,910	44
Hedge of funding	Deposits	-	9,732	3	(61)	9,735	3
Hedge of assets denominated in UF	Securities	39,842	-	(54)	(54)	39,894	(54)
Foreign exchange risk
Hedge of highly probable forecast transactions		-	1,606	(193)	(90)	1,437	(193)
Hedge of funding	Deposits	-	1,176	(11)	(11)	1,165	(11)
Total		120,012	122,919	(1,122)	(1,069)	236,045	(1,066)

Strategies	Heading	12/31/2023
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other comprehensive income	Cash flow hedge reserve	Notional Amount	Variation in fair value used to calculate hedge ineffectiveness
		Assets	Liabilities
Interest rate risk
Hedge of deposits and repurchase agreements	Securities sold under agreements to resell	-	119,464	(1,086)	(1,070)	120,550	(1,086)
Hedge of assets transactions	Loans and lease operations and Securities	7,395	-	(4)	(4)	7,394	(4)
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	41,761	-	1,132	830	42,570	1,132
Hedge of loan operations	Loans and lease operations	18,449	-	185	211	18,265	184
Hedge of funding	Deposits	-	5,993	(95)	(162)	5,899	(95)
Hedge of assets denominated in UF	Securities	10,664	-	21	21	10,704	21
Foreign exchange risk
Hedge of highly probable forecast transactions		-	1,287	35	195	1,323	35
Hedge of funding	Deposits	-	2,300	(12)	(12)	2,288	(12)
Total		78,269	129,044	176	9	208,993	175

Schedule of hedge accounting

Hedge Instruments	12/31/2024
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from Cash flow hedge reserve to income
		Assets	Liabilities
Interest rate risk
Futures	172,904	76	133	(855)	(911)	56	(285)
Forward	33,218	-	132	(45)	(45)	-	-
Swaps	27,321	106	31	38	38	-	(59)
Foreign exchange risk
Futures	1,186	4	-	(181)	(181)	-	(3)
Forward	1,416	34	15	(23)	(23)	-	-
Total	236,045	220	311	(1,066)	(1,122)	56	(347)

Hedge Instruments	12/31/2023
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from Cash flow hedge reserve to income
		Assets	Liabilities
Interest rate risk
Futures	170,514	53	43	42	42	-	(168)
Forward	10,582	44	-	21	21	-	4
Swaps	24,286	179	101	89	90	(1)	(1)
Foreign exchange risk
Futures	1,278	-	7	36	36	-	(9)
Forward	2,333	-	276	(13)	(13)	-	-
Total	208,993	276	427	175	176	(1)	(174)
1)	Amounts recorded under heading Derivatives.

Schedule of net investment in foreign operations

Strategies	12/31/2024
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other comprehensive income	Foreign currency conversion reserve	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities
Foreign exchange risk
Hedge of net investment in foreign operations (1)	23,701	-	(17,404)	(17,404)	19,363	(17,428)
Total	23,701	-	(17,404)	(17,404)	19,363	(17,428)

Strategies	12/31/2023
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other comprehensive income	Foreign currency conversion reserve	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities
Foreign exchange risk
Hedge of net investment in foreign operations (1)	18,849	-	(13,986)	(13,986)	19,208	(14,210)
Total	18,849	-	(13,986)	(13,986)	19,208	(14,210)
1)	Hedge instruments consider the gross tax position.
2)	Amounts recorded under heading Derivatives.

Schedule of hedge instruments

Hedge instruments	12/31/2024
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency conversion reserve into income
		Assets	Liabilities
Foreign exchange risk
Future	5,234	21	-	(6,093)	(6,053)	(40)	-
Future / NDF - Non Deliverable Forward	7,933	129	107	(2,640)	(2,610)	(30)	(1)
Future / Financial Assets	6,196	6,490	1,961	(8,695)	(8,741)	46	-
Total	19,363	6,640	2,068	(17,428)	(17,404)	(24)	(1)

Hedge instruments	12/31/2023
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency conversion reserve into income
		Assets	Liabilities
Foreign exchange risk
Future	2,109	10	-	(5,638)	(5,596)	(42)	136
Future / NDF - Non Deliverable Forward	12,539	120	57	(4,951)	(4,733)	(218)	(104)
Future / Financial Assets	4,560	5,525	350	(3,621)	(3,657)	36	-
Total	19,208	5,655	407	(14,210)	(13,986)	(224)	32
1)	Amounts recorded under heading Derivatives.

Schedule of the effect of hedge accounting on the financial position and performance

Strategies	12/31/2024
	Hedge Item					Hedge Instruments
	Book Value (1)		Fair Value		Variation in fair value recognized in income	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities	Assets	Liabilities
Interest rate risk
Hedge of loan operations	37,116	-	37,423	-	307	37,116	(304)
Hedge of funding	-	25,287	-	25,088	199	25,287	(199)
Hedge of securities	38,527	-	38,313	-	(214)	38,743	214
Foreign exchange risk
Hedge of firm commitments	-	90	-	112	(22)	297	22
Total	75,643	25,377	75,736	25,200	270	101,443	(267)

Strategies	12/31/2023
	Hedge Item					Hedge Instruments
	Book Value (1)		Fair Value		Variation in fair value recognized in income	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities	Assets	Liabilities
Interest rate risk
Hedge of loan operations	12,592	-	12,597	-	5	12,589	(5)
Hedge of funding	-	16,304	-	16,185	119	16,304	(120)
Hedge of securities	25,179	-	25,386	-	207	25,105	(197)
Foreign exchange risk
Hedge of firm commitments	-	265	-	269	(4)	245	4
Total	37,771	16,569	37,983	16,454	327	54,243	(318)
1)	Amounts recorded under heading Deposits, Securities, Funds from Interbank Markets and Loan and Lease Operations.

Schedule of management strategy guidelines

Hedge Instruments	12/31/2024
	Notional amount	Book value (1)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
		Assets	Liabilities
Interest rate risk
Swaps	90,201	1,557	737	(328)	8
Futures	10,945	17	-	39	(5)
Foreign exchange risk
Futures	297	-	-	22	-
Total	101,443	1,574	737	(267)	3

Hedge Instruments	12/31/2023
	Notional amount	Book value (1)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
		Assets	Liabilities
Interest rate risk
Swaps	45,430	893	563	(331)	7
Futures	8,568	62	-	9	2
Foreign exchange risk
Futures	245	1	-	4	-
Total	54,243	956	563	(318)	9
1)	Amounts recorded under heading Derivatives.

Schedule of breakdown by maturity of hedging strategies

	12/31/2024			12/31/2023
	Hedge instruments		Hedged item	Hedge instruments		Hedged item
	Notional amount	Fair value adjustments	Book Value	Notional amount	Fair value adjustments	Book Value
Hedge of deposits and repurchase agreements	107,677	76	110,405	120,550	53	119,464
Hedge of highly probable forecast transactions	1,437	(11)	1,606	1,323	(8)	1,287
Hedge of net investment in foreign operations	19,363	4,572	23,701	19,208	5,248	18,849
Hedge of loan operations (Fair value)	37,116	333	37,116	12,589	430	12,592
Hedge of loan operations (Cash flow)	10,910	54	10,955	18,265	130	18,449
Hedge of funding (Fair value)	25,287	(294)	25,287	16,304	(299)	16,304
Hedge of funding (Cash flow)	10,900	82	10,908	8,187	(328)	8,293
Hedge of assets transactions	1,966	(10)	2,420	7,394	-	7,395
Hedge of asset-backed securities under repurchase agreements	63,261	(123)	66,795	42,570	(43)	41,761
Hedge of assets denominated in UF	39,894	(159)	39,842	10,704	45	10,664
Hedge of securities	38,743	798	38,527	25,105	261	25,179
Hedge of firm commitments	297	-	90	245	1	265
Total		5,318			5,490

The table below shows the breakdown by maturity of the hedging strategies:

	12/31/2024
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of deposits and repurchase agreements	67,617	27,835	9,146	1,467	1,174	438	-	107,677
Hedge of highly probable forecast transactions	1,437	-	-	-	-	-	-	1,437
Hedge of net investment in foreign operations (1)	19,363	-	-	-	-	-	-	19,363
Hedge of loan operations (Fair value)	8,227	12,446	6,090	4,334	4,092	1,647	280	37,116
Hedge of loan operations (Cash flow)	7,310	1,148	746	1,272	434	-	-	10,910
Hedge of funding (Fair value)	12,942	3,574	535	1,556	2,930	3,328	422	25,287
Hedge of funding (Cash flow)	9,404	504	-	126	415	451	-	10,900
Hedge of assets transactions	-	-	1,247	719	-	-	-	1,966
Hedge of asset-backed securities under repurchase agreements	22,629	15,489	17,016	5,170	2,957	-	-	63,261
Hedge of assets denominated in UF	16,801	23,093	-	-	-	-	-	39,894
Hedge of securities	12,256	8,639	3,741	4,384	2,965	5,251	1,507	38,743
Hedge of firm commitments (Fair value)	297	-	-	-	-	-	-	297
Total	178,283	92,728	38,521	19,028	14,967	11,115	2,209	356,851

	12/31/2023
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of deposits and repurchase agreements	78,786	17,167	12,556	8,672	1,562	1,807	-	120,550
Hedge of highly probable forecast transactions	1,323	-	-	-	-	-	-	1,323
Hedge of net investment in foreign operations (1)	19,208	-	-	-	-	-	-	19,208
Hedge of loan operations (Fair value)	2,230	2,173	3,114	1,577	2,523	972	-	12,589
Hedge of loan operations (Cash flow)	10,353	5,376	1,280	-	1,256	-	-	18,265
Hedge of funding (Fair value)	6,133	2,575	1,048	532	734	4,979	303	16,304
Hedge of funding (Cash flow)	2,288	2,008	-	678	2,833	380	-	8,187
Hedge of assets transactions	7,394	-	-	-	-	-	-	7,394
Hedge of asset-backed securities under repurchase agreements	-	20,813	10,624	11,133	-	-	-	42,570
Hedge of assets denominated in UF	10,704	-	-	-	-	-	-	10,704
Hedge of securities	7,894	5,538	2,714	1,345	3,179	3,655	780	25,105
Hedge of firm commitments (Fair value)	245	-	-	-	-	-	-	245
Total	146,558	55,650	31,336	23,937	12,087	11,793	1,083	282,444
1)	Classified as current, since instruments are frequently renewed.

Schedule of breakdown by maturity of hedging strategies

	12/31/2024
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of deposits and repurchase agreements	67,617	27,835	9,146	1,467	1,174	438	-	107,677
Hedge of highly probable forecast transactions	1,437	-	-	-	-	-	-	1,437
Hedge of net investment in foreign operations (1)	19,363	-	-	-	-	-	-	19,363
Hedge of loan operations (Fair value)	8,227	12,446	6,090	4,334	4,092	1,647	280	37,116
Hedge of loan operations (Cash flow)	7,310	1,148	746	1,272	434	-	-	10,910
Hedge of funding (Fair value)	12,942	3,574	535	1,556	2,930	3,328	422	25,287
Hedge of funding (Cash flow)	9,404	504	-	126	415	451	-	10,900
Hedge of assets transactions	-	-	1,247	719	-	-	-	1,966
Hedge of asset-backed securities under repurchase agreements	22,629	15,489	17,016	5,170	2,957	-	-	63,261
Hedge of assets denominated in UF	16,801	23,093	-	-	-	-	-	39,894
Hedge of securities	12,256	8,639	3,741	4,384	2,965	5,251	1,507	38,743
Hedge of firm commitments (Fair value)	297	-	-	-	-	-	-	297
Total	178,283	92,728	38,521	19,028	14,967	11,115	2,209	356,851

	12/31/2023
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of deposits and repurchase agreements	78,786	17,167	12,556	8,672	1,562	1,807	-	120,550
Hedge of highly probable forecast transactions	1,323	-	-	-	-	-	-	1,323
Hedge of net investment in foreign operations (1)	19,208	-	-	-	-	-	-	19,208
Hedge of loan operations (Fair value)	2,230	2,173	3,114	1,577	2,523	972	-	12,589
Hedge of loan operations (Cash flow)	10,353	5,376	1,280	-	1,256	-	-	18,265
Hedge of funding (Fair value)	6,133	2,575	1,048	532	734	4,979	303	16,304
Hedge of funding (Cash flow)	2,288	2,008	-	678	2,833	380	-	8,187
Hedge of assets transactions	7,394	-	-	-	-	-	-	7,394
Hedge of asset-backed securities under repurchase agreements	-	20,813	10,624	11,133	-	-	-	42,570
Hedge of assets denominated in UF	10,704	-	-	-	-	-	-	10,704
Hedge of securities	7,894	5,538	2,714	1,345	3,179	3,655	780	25,105
Hedge of firm commitments (Fair value)	245	-	-	-	-	-	-	245
Total	146,558	55,650	31,336	23,937	12,087	11,793	1,083	282,444
1)	Classified as current, since instruments are frequently renewed.